SHARE OPTION PLAN (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options (in years)			3 years 6 months	3 years 6 months	3 years 6 months
Weighted average fair value of options granted (in dollars per share)			$ 2.68	$ 3.49	$ 3.77
Risk free interest rate			2.36%	2.63%	1.58%
Expected share price volatility			25.00%	29.50%	33.00%
Expected dividend yield			0.00%	0.00%	0.00%
Options exercised (in shares)			18,246	0	7,500
Total intrinsic value of options exercised during the period			$ 300,000		$ 20,000.00
Proceeds from stock options exercised					$ 100,000
Weighted average remaining contractual term			1 year 9 months 18 days
Unrecognized compensation costs, period of recognition			1 year 3 months 18 days	1 year 4 months 24 days	2 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			525,000	83,000	113,000
Granted (in dollars per share)			$ 12.19	$ 14.67	$ 14.30
Options exercised (in shares)			65,000	0	7,500
Exercisable at end of year (in shares)			236,167	111,500	85,500
Intrinsic value of exercisable options			$ 1,200,000	$ 0.0	$ 300,000
Unrecognized compensation costs related to non-vested options granted			800,000	300,000	500,000
Unrecognized compensation costs			$ 2,000,000	0.0	900,000
New Options Granted During The Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options (in years)			5 years
Vesting period			3 years
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period			$ 900,000
Amortization of stock-based compensation			896,000	454,000	374,000
Additional paid-in capital | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization of stock-based compensation			$ 800,000	$ 400,000	$ 400,000
Officer | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		100,000
Granted (in dollars per share)		$ 11.50
Directors, Officers and Employees | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	425,000
Granted (in dollars per share)	$ 12.35